Advance from Customers (Tables)	12 Months Ended
Sep. 30, 2017
Advance from Customers [Abstract]
Schedule of advance from customers
	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Advance from third-party customers	$368	$381
	$368	$381